Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	InflaRx N.V.
Entity Central Index Key	0001708688
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	P7
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	26,105,255
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019